FOREIGN EXCHANGE RISK (Details Narrative)	12 Months Ended
Dec. 31, 2022
FOREIGN EXCHANGE RISK
Description of functional currency exposures	foreign exchange rates to reflect a 5% strengthening of the US dollar would have decreased the net loss for the year ended December 31, 2022 by approximately $9,957, assuming that all other variables remained constant